Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of expenses
	Year ended December 31,
	2019	2018	2017
	USD

Research and development expenses	$138	$123	$139
General and administrative expenses	132	130	53

	$270	$253	$192

Schedule of share options granted was estimated using the binomial option pricing model using the following range assumptions

Description	2019

Risk-free interest rate	1.19 - 2.40%
Expected volatility	65.63 - 75.86%
Dividend yield	0
Contractual life	9.83 - 10
Early Exercise Multiple (Suboptimal Factor)	2.5 - 3
Exercise price (NIS)	0.28 - 2.344

Schedule of number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants
	Shares subject to options outstanding
	2019		2018		2017
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of year	1,437,400	1.20	1,490,423	1.35	737,028	2.63
Grants	1,240,000	0.44	-	-	970,000	0.75
Forfeited/expired	(4,000)	5.98	(53,023)	7.53	(216,605)	4.26

Outstanding at end of year	2,673,400	0.89	1,437,400	1.20	1,490,423	1.35

Exercisable at end of year	1,134,653	1.39	736,155	2.41	451,266	2.41